Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Related Party Transaction [Line Items]
Tax savings agreement, percent	85.00%	85.00%
Amount due pursuant to tax receivable agreement	$ 14,108,000	$ 14,108,000	$ 0
Partner promissory notes recognized as a reduction in equity	6,000,000.0	6,000,000.0	8,000,000.0
Debt instrument carrying amount	0	0	177,690,000
Due from related parties	4,225,000	4,225,000	289,000
Related party income		7,516,000	9,263,000	$ 8,810,000
Convertible notes
Related Party Transaction [Line Items]
Debt instrument carrying amount	0	0	150,000,000
Partner Promissory Notes
Related Party Transaction [Line Items]
Proceeds from related party debt		1,800,000	0	1,300,000
Debt instrument carrying amount			$ 0	1,800,000
P W P Capital Holdings L P | Partner Promissory Notes
Related Party Transaction [Line Items]
Debt instrument carrying amount				$ 1,600,000
Partners
Related Party Transaction [Line Items]
Due from related parties					$ 3,300,000
Partners | Convertible notes
Related Party Transaction [Line Items]
Debt instrument carrying amount	8,700,000	8,700,000
PFAC Holdings
Related Party Transaction [Line Items]
Related party income		600,000
Administrative services fee received	$ 10,000
Director
Related Party Transaction [Line Items]
Related party income		$ 3,100,000